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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------
   Address:      3033 E. First Avenue, Suite 307
                 -------------------------------
                 Denver, CO 80206
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Ammann
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert T. Ammann           Denver, Colorado    January 28, 2008
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 43
                                        --------------------

Form 13F Information Table Value Total: $135,374
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

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                           FORM 13F INFORMATION TABLE

                                                                      SHARES OR                  INVESTMENT OTHER
NAME OF ISSUER               TITLE OF CLASS CUSIP     VALUE (x 1,000) PRN AMOUNT SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED
----------------------------------------------------------------------------------------------------------------------------------
ACACIA RSRCH-ACACIA TECHLGY  COM            003881307            2769     308394 SH              Sole                308394
ART TECHNOLOGY GROUP         COM            04289L107            4760    1101900 SH              Sole               1101900
AMER SCIENCE & ENGNR         COM            029429107            6413     113000 SH              Sole                113000
ASPECT MED SYSTEMS           COM            045235108            4252     303700 SH              Sole                303700
AXT                          COM            00246W103            2683     432700 SH              Sole                432700
NATUS MEDICAL                COM            639050103            4483     231700 SH              Sole                231700
BALCHEM                      COM            057665200            5984     267402 SH              Sole                267402
COINSTAR                     COM            19259P300            3682     130802 SH              Sole                130802
CENVEO                       COM            15670S105            4008     229400 SH              Sole                229400
DYNAMEX                      COM            26784F103            2708     100062 SH              Sole                100062
ENDO PHARMACEUTICALS         COM            29264F205            2931     109900 SH              Sole                109900
EXPONENT                     COM            30214U102            2198      81278 SH              Sole                 81278
GAIAM                        CL A           36268Q103            2321      78200 SH              Sole                 78200
GAMETECH INT'L               COM            36466D102            1150     160100 SH              Sole                160100
HAEMONETICS                  COM            405024100             737      11700 SH              Sole                 11700
ICON PLC ADR                 ADR            45103T107            1930      31200 SH              Sole                 31200
INSPIRE PHARM                COM            457733103            3613     604235 SH              Sole                604235
KEYNOTE SYSTEMS              COM            493308100            3250     231300 SH              Sole                231300
KV PHARMACEUTICL 'A'         CL A           482740206            4355     152600 SH              Sole                152600
MULTI-COLOR                  COM            625383104            4095     149057 SH              Sole                149057
LIFECORE BIOMEDICAL          COM            532187101            5370     371600 SH              Sole                371600
STEINWAY MUSICAL INSTRUMENTS COM            858495104            3457     125400 SH              Sole                125400
MAGNETEK                     COM            559424106            3010     703300 SH              Sole                703300
MIPS TECHNOLOGIES            COM            604567107            1703     343400 SH              Sole                343400
MATRIXX INITIATIVES          COM            57685L105            2387     171600 SH              Sole                171600
NVE CORPORATION              COM            629445206            1702      69200 SH              Sole                 69200
OSI SYSTEMS                  COM            671044105            3468     131000 SH              Sole                131000
OSHKOSH TRUCK                COM            688239201            3086      65300 SH              Sole                 65300
POWERSECURE INTL             COM            73936N105            2537     187900 SH              Sole                187900
PSYCHIATRIC SOLUTNS          COM            74439H108            4238     130400 SH              Sole                130400
QUANTUM                      COM DSSG       747906204            5738    2133100 SH              Sole               2133100
RED LION HOTELS              COM            756764106            1392     139900 SH              Sole                139900
SCHAWK                       CL A           806373106            2634     169700 SH              Sole                169700
SMART BALANCE                COM            83169Y108            2613     239066 SH              Sole                239066
SUPERIOR ENERGY SERVICES     COM            868157108            2175      63200 SH              Sole                 63200
SURMODICS                    COM            868873100            2789      51400 SH              Sole                 51400
STANDARD PARKING             COM            853790103            4269      88036 SH              Sole                 88036
TRANSACT TECH                COM            892918103            1166     243400 SH              Sole                243400
TENNANT                      COM            880345103            4898     110600 SH              Sole                110600
TWIN DISC                    COM            901476101            1649      23297 SH              Sole                 23297
ORTHOVITA                    COM            68750U102             949     271862 SH              Sole                271862
VNUS MEDICAL TECHNOLOGIES    COM            928566108            2646     182200 SH              Sole                182200
WEST PHARM SVCS              COM            955306105            3176      78250 SH              Sole                 78250